EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Appropriated retained earnings (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of controlling interest equity [Abstract]
Retained earnings	$ 2,475,939	$ 2,321,729
Withholding Tax over dividends	(14,344)
Legal reserve	11,140	11,140
Statutory and voluntary reserves	7,816,338	6,265,450
Retained earnings	$ 10,289,073	$ 8,598,319